Related parties	12 Months Ended
Dec. 31, 2024
Related parties
Related parties
20. Related parties

As presented in note 1, the Company is a subsidiary of Cogna Educação S.A. and some of the Company’s transactions and arrangements involve entities that are subsidiaries of Cogna Group. The effect of these transactions is reflected in these Consolidated Financial Statements, with these related parties segregated by nature of transaction determined by intercompany agreements and approved by the Company’s Management. Furthermore, all of them are settled in cash, except for certain intangibles described in item 21(e). The balances and transactions between the Company and its associates have been eliminated in the Company’s Consolidated Financial Statements. The balances and transactions between related parties are shown below:

	December 31, 2024
	Other receivables (i)	Trade receivables (note 9 and 20c)	Indemni-fication asset (note 21c)	Other liabilities (ii)	Suppliers (note 15)	Bonds (note 14)
Cogna Educação S.A.	-	-	150,326	420	-	762,005
Editora Ática S.A.	12,377	11,441	-	25,489	5,609	-
Editora e Distribuidora Educacional S.A.	29	455	-	1,337	-	-
Editora Scipione S.A.	13	1,650	-	-	165	-
Maxiprint Editora Ltda.	-	15,756	-	-	-	-
Saber Serviços Educacionais S.A.	-	175	-	-	-	-
Saraiva Educação S.A.	1,030	5,944	-	440	432	-
SGE Material Didatico Ltda.	-	-	-	-	658	-
Somos Idiomas S.A.	79	1,917	-	2	1,004	-
Anhanguera Participações S.A.	17	441	-	2,633	-	-
Others	168	-	-	2	-	-
	13,714	37,779	150,326	30,322	7,868	762,005

(i)	Refers substantially to accounts receivable generated from sharing costs e.g. IT services shared by the Company to Cogna Group.
(ii)	Refers substantially to accounts payable by sharing expenses e.g. property leasing, personnel and IT licenses shared with Cogna Group

	December 31, 2023
	Other receivables	Trade receivables (note 9 and 20c)	Indemnification asset (note 21c)	Other liabilities	Suppliers (note 15)	Bonds (note 14)
Cogna Educação S.A.	-	-	203,942	2,696	-	263,904
Editora Ática S.A.	4,424	6,536	-	12,334	6,286	-
Editora E Distribuidora Educacional S.A.	1,256	477	-	-	-	-
Editora Scipione S.A.	87	2,112	-	-	40	-
Maxiprint Editora Ltda.	1	4,659	-	-	-	-
Saraiva Educação S.A.	1,099	3,495	-	19	4,262	-
Somos Idiomas S.A.	146	2	-	-	-	-
Others	144	856	-	11	659	-
	7,157	18,137	203,942	15,060	11,247	263,904

	Year ended December 31, 2024				Year ended December 31, 2023				Year ended December 31, 2022
Transactions held:	Revenues	Finance costs note 14	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs	Cost Sharing (note 20d)	Sublease (note 20f)
Cogna Educação S.A.	-	63,494	-	-	-	42,242	-	-	-	36,573	-	-
Editora Atica S.A.	23,934	-	57,978	8,535	12,833	-	43,452	9,700	16,286	-	5,757	8,551
Editora E Distribuidora Educacional SA.	606	-	-	-	622	-	-	-	-	-	29,475	-
Editora Scipione SA.	4,073	-	-	-	3,781	-	-	-	3,096	-	-	-
Maxiprint Editora Ltda.	30,809	-	-	-	9,884	-	-	-	6,665	-	-	-
Saber Serviços Educacionais S.A.	-	-	-	-	-	-	-	-	41	-	-	-
Saraiva Educacao SA.	11,362	-	-	1,605	5,613	-	-	2,775	4,090	-	-	1,905
Somos Idiomas Ltda	-	-	-	-	-	-	-	596	641	-	-	2,591
SSE Serviços Educacionais Ltda.	-	-	-	-	1,830	-	-	-	863	-	-	-
Others	346	-	-	-	-	-	-	-	-	-	-	-
	71,130	63,494	57,978	10,140	34,563	42,242	43,452	13,071	31,682	36,573	35,232	13,047

a.     Suppliers and other arrangements with related parties

The Company has some shared expenses with Cogna’s associates such as property lease, expenses with personnel and software license. As of December 31, 2024, only shared expense transactions are part of these commitments, which amounted to R$30,322 (R$15,060 as of December 31, 2023).

b.     Indemnification asset

In December 2019, the Company and Cogna Group signed the agreement to legally bind the indemnification from the seller in connection with the acquisition of Somos by the Cogna Group, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits related to predecessor, including tax contingencies.

As of December 31, 2024, considering the events mentioned in note 21.c, the Company proceeded with the reversal of part of the amount guaranteed by Cogna, in line with the reversal of the tax contingencies of the predecessor. Thus, as of December 31, 2024, the balance of the indemnification asset is R$ 150,326 (R$ 203,942 as of December 31, 2023).

c.     Trade receivables

The Company and its subsidiaries provide learning systems, textbooks, and complementary educational solutions to the Cogna Group which substantially comprises schools, publishers, language schools and stationery shops. All sales and services provided are based on intercompany contracts and its commercial conditions, which include price, margin, and payment terms, were determined on an arm’s length basis.

d.     Cost sharing agreements with related parties

The Company expensed certain amounts based on an apportionment from Cogna Group related to shared services, including the shared service center, IT expenses, proprietary IT systems and legal and accounting activities, and shared warehouses and other logistic activities based on agreements. Those expenses, in the amount of R$ 57,978 as of December 31, 2024 (R$ 43,452 for the year ended December 31, 2023) are related to these apportionments.

e.      Brand and copyrights sharing agreements with related parties

In 2019, the Company entered brand and copyrights sharing agreements with related parties, as follows:

(i)	On November 6, 2019, the Company entered into a trademark license agreement (as amended in 2020) with EDE whereby the Company was granted at no cost rights to use related to the trademark “Pitágoras,” This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.
(ii)	On December 6, 2019, the Company also entered into two trademark license agreements (as amended in 2020) whereby the rights to use related to certain trademarks, such as “Somos Educação”, “Editora Ática”, “Editora Scipione,” “Atual Editora,” “Par Plataforma Educacional,” “Sistema Maxi de Ensino,” “Bilingual Experience,” “English Stars” and “Rede Cristã de Educação,” were granted at no cost to certain related parties, this agreement is valid for a period of 20 years, automatically and successively renewable for the same period.

f.     Lease and sublease agreements with related parties.

The Company and its related parties also shared the infrastructure of leased warehouses and other properties, which are direct expenses of the Cogna Group. The expenses related to these lease payments were recognized in the consolidated financial statements according to assumptions defined by Management based on utilization of these properties. The Company entered into lease and sublease agreements with its related parties to continue to share these leased warehouses and other properties, as follows:

i. Commercial lease agreement

Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$38	60 months from the agreement date	Inflation index	Pernambuco (Recife)

ii. Commercial sublease agreement

Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
1Editora e Distribuidora Educacional S.A. (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 596	September 30, 2025.	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$827	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 53	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S.A (“Saraiva”)	R$ 207	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)

Income from these lease and sublease agreements with related parties was recognized in the Consolidated Financial Statements as of December 31, 2024 in the amount of R$ 10,140 (R$ 13,071 for the year ended December 31, 2023).

g.      Other operations

The Company, through its subsidiary Somos Sistemas de Ensino S/A., signed a donation agreement with Instituto Somos Educação, aiming at fulfilling the social and institutional objectives of the Institute. The CEO and some directors of the Company are members of the Institute's board of directors. Donations were made to Instituto Somos totaling R$1,176, paid on 4 different dates during the year 2024.

h.      Compensation of key management personnel

Key management personnel include the members of the Board of Directors, Audit Committee, the CEO and the vice-presidents, for which the nature of the tasks performed were related to the activities of the Company.

For the year ended December 31, 2024, key management compensation, including charges and variable compensation amounted to R$ 12,569 (R$ 18,014 for the year ended December 31, 2023). The Audit Committee and Board of Directors were established in July 2020.

The following benefits are granted to the Company’s management members: healthcare plan, share-based compensation plan, besides discounts over the Company’ own products.

See below the compensation of key management personnel by nature:

a)	Short term benefits - Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus, and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, the short-term benefits, that included Bonus IPO.
b)	Long-term benefits - The Company also offered certain key management personnel payment based on its restricted shares units and performance shares units – ILP.

The Key management personnel compensation expenses comprised the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Short-term employee benefits	7,082	10,482	10,786
Share-based compensation plan	5,487	7,532	9,640
	12,569	18,014	20,426